Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Schedule of share capital
	Ordinary shares
	2021	2022
Issued and paid-up share capital as at December 31	257,376	258,564
Authorized share capital	500,000	500,000

Schedule of issued share capital
	Ordinary shares
	2021	2022
Issued as at January 1	172,052	257,376
Issued for cash during the period	74,100	—
Issued for purchase of companies during the period	7,162	—
Exercise of warrants during the period	2,690	—
Exercise of share options and RSUs during the period	1,372	1,188
Issued and paid-in share capital as at December 31	257,376	258,564

Schedule of foreign currency translation
		For the year ended December 31,
		2021	2022
	Currency	Thousand USD
Net change in foreign currency translation reserve for:
GIS	GBP	—	(1,221)
Admatec-Formatec	EURO	—	302
Essemtec	CHF	(2)	114
Other		(22)	(19)
		(24)	(824)